SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - Naturalshrimp Incorporated [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	39 years	39 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years	7 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years	10 years